Components of Other Comprehensive Income (Tables)	12 Months Ended
Dec. 31, 2018
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Summary of Changes in Other Comprehensive Loss

Changes in other comprehensive loss under equity of our consolidated statements of financial position for the years ended December 31, 2018, 2017 and 2016 are as follows:

	Foreign currency translation differences of subsidiaries	Net gains (loss) on available -for-sale financial investments – net of tax	Net transactions on cash flow hedges – net of tax	Revaluation increment on investment properties – net of tax	Actuarial losses on defined benefit plans – net of tax	Share in the other comprehensive income of associates and joint ventures accounted for using the equity method	Financial instrument at FVOCI	Total other comprehensive income (loss) attributable to equity holders of PLDT	Share of noncontrolling interests	Total other comprehensive income (loss) – net of tax
	(in million pesos)
Balances as at January 1, 2018	583	4,300	(369)	620	(24,467)	182	—	(19,151)	14	(19,137)
Change on initial application of IFRS 9 (Note 2)	—	(4,309)	—	—	—	(182)	(136)	(4,627)	—	(4,627)
Balances as at January 1, 2018, as restated	583	(9)	(369)	620	(24,467)	—	(136)	(23,778)	14	(23,764)
Other comprehensive income (loss)	112	—	(271)	(2)	(1,222)	—	(29)	(1,412)	5	(1,407)
Balances as at December 31, 2018	695	(9)	(640)	618	(25,689)	—	(165)	(25,190)	19	(25,171)
Balances as at January 1, 2017	608	936	7	619	(23,376)	312	—	(20,894)	7	(20,887)
Other comprehensive income (loss)	(25)	3,364	(376)	1	(1,091)	306	—	2,179	7	2,186
Recycled to retained earnings	—	—	—	—	—	(436)	—	(436)	—	(436)
Balances as at December 31, 2017	583	4,300	(369)	620	(24,467)	182	—	(19,151)	14	(19,137)
Balances as at January 1, 2016	524	76	(3)	602	(19,805)	404	—	(18,202)	12	(18,190)
Other comprehensive income (loss)	84	860	10	17	(3,571)	151	—	(2,449)	(5)	(2,454)
Recycled to retained earnings	—	—	—	—	—	(243)	—	(243)	—	(243)
Balances as at December 31, 2016	608	936	7	619	(23,376)	312	—	(20,894)	7	(20,887)